Income Taxes - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss for the period before taxation	$ 443,285	$ 97,911	$ 250,943
Tax benefit at standard U.K. rate at 19%	84,224	18,603	47,679
Difference in overseas tax rates	(1,140)	(700)	145
Expenses not deductible for tax purposes	(66)	7,359	(5,389)
Tax losses for which no deferred tax asset was recognized	(83,789)	(21,887)	(37,694)
Share-based payment	(6,690)	(6,443)	(572)
Research and development credit	3,484		4,804
Adjustments for prior year			767
Other timing differences and adjustments	(343)	224	206
Total income tax credit/(expense)	$ (4,320)	$ (2,844)	$ 9,946
Effective tax rate	(1.00%)	(3.00%)	4.00%